Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Weighted Average Assumptions and Fair Value of Options

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2012	2011	2010
Number of options granted	818,090	716,508	2,176,963
Weighted average exercise price	$22.95	$17.61	$16.01
Risk-free interest rate	1.69%	2.96%	2.65%
Expected volatility	24.11%	29.98%	30.00%
Expected term (years)	7.9	8.5	4.9
Dividend yield	1.75%	1.59%	1.79%
Weighted average fair value	$5.27	$5.78	$4.11

Summary of Stock Option Activity and Changes during Year

A summary of TSYS’ stock option activity as of December 31, 2012, 2011 and 2010, and changes during the years ended on those dates is presented below:

	2012		2011		2010
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	6,082	$20.61	8,810	$23.40	6,955	$25.54
Granted	818	22.95	717	17.61	2,177	15.89
Exercised	(619)	16.15	(597)	13.51	(41)	13.11
Forfeited/canceled	(216)	23.73	(2,848)	29.96	(281)	19.83

Outstanding at end of year	6,065	$21.27	6,082	$20.61	8,810	$23.40

Options exercisable at year-end	3,235	$24.12	3,122	$25.00	5,712	$27.48

Weighted average fair value of options granted during the year		$5.27		$5.78		$4.11

As of December 31, 2012, the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	4.8	4.2

Aggregate intrinsic value (in thousands)	$909	$(8,735)

Summary of Stock Option Exercises	The table below summarizes these stock option exercises by year:

	Options Exercised and Issued from Treasury	Intrinsic Value
2012	618,752	$4,243,000
2011	597,161	3,627,000
2010	41,403	90,400

Performance Shares
Summary of Number of Shares Granted Each Year	The following table summarizes the number of shares granted each year:

	2012	2011	2010
Number of shares	310,690	206,040	197,186
Market value	$6.7 million	$3.6 million	$3.1 million

Summary of Awards Authorized

A summary of the awards authorized in each year is below:

Year of Initial Award	Total Number of Shares Awarded	Potential Number of Performance-Based Shares to be Vested
2012	241,095	241,096	(2015)
2011	263,292	263,292	(2014)
2010	279,831	534,477	(2013)
2008	182,816	36,562	(2013)

Summarized Status of Performance-based Nonvested Shares and Changes during Period

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2012, 2011 and 2010, respectively, and changes during those periods are presented below:

	2012		2011		2010
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	580	$16.68	316	$15.65	62	$13.69
Granted	278	22.91	300	17.63	316	15.65
Vested	(37)	18.08	(36)	15.61	(62)	13.69
Forfeited/canceled	(12)	16.57	—	—	—	—

Outstanding at end of year	809	$18.76	580	$16.68	316	$15.65

Unvested Restricted Awards
Summarized Status of Nonvested Shares and Changes during Periods

A summary of the status of TSYS’ nonvested shares as of December 31, 2012, 2011 and 2010, respectively, and the changes during the periods are presented below:

	2012		2011		2010
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	618	$16.80	821	$16.91	1,084	$18.60
Granted	311	21.47	206	17.67	197	15.55
Vested	(366)	15.91	(376)	17.60	(416)	20.63
Forfeited/canceled	(9)	19.85	(33)	15.71	(44)	17.32

Outstanding at end of year	554	$19.96	618	$16.80	821	$16.91